Schedule of Investments
(unaudited)
December 31, 2025
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 6.7%
Axon Enterprise, Inc.
(a)
................. 515,157 $ 292,573,115
BWX Technologies, Inc. ................ 111,172 19,214,968
Carpenter Technology Corp. ............. 59,482 18,727,313
HEICO Corp. ....................... 294,566 95,318,612
HEICO Corp. , Class A .................. 517,874 130,726,934
Howmet Aerospace, Inc. ................ 2,769,233 567,748,150
Karman Holdings, Inc.
(a)(b)
............... 350,609 25,654,060
Leonardo DRS, Inc. ................... 208,679 7,113,867
Loar Holdings, Inc.
(a)(b)
.................. 269,847 18,349,596
Rocket Lab Corp.
(a)(b)
.................. 2,857,096 199,311,017
StandardAero, Inc.
(a)
................... 90,516 2,595,999
1,377,333,631
Banks — 0.1%
Pinnacle Financial Partners, Inc. ........... 36,430 3,475,786
Popular, Inc. ........................ 41,911 5,218,758
Western Alliance Bancorp ............... 156,001 13,115,004
21,809,548
Beverages — 0.3%
Celsius Holdings, Inc.
(a)(b)
................ 1,139,597 52,125,167
Coca-Cola Consolidated, Inc. ............. 53,549 8,209,061
60,334,228
Biotechnology — 5.7%
(a)
Alnylam Pharmaceuticals, Inc. ............ 875,376 348,093,266
Apellis Pharmaceuticals, Inc. ............. 744,976 18,713,797
Caris Life Sciences, Inc.
(b)
............... 76,899 2,074,735
Exact Sciences Corp. .................. 71,042 7,215,026
Exelixis, Inc. ........................ 1,477,978 64,779,776
Halozyme Therapeutics, Inc.
(b)
............ 801,333 53,929,711
Incyte Corp. ........................ 286,569 28,304,420
Insmed, Inc. ........................ 1,354,986 235,821,763
Ionis Pharmaceuticals, Inc. .............. 1,014,804 80,281,145
Natera, Inc. ......................... 896,651 205,413,778
Neurocrine Biosciences, Inc. ............. 575,504 81,623,732
Sarepta Therapeutics, Inc.
(b)
............. 539,175 11,603,046
Summit Therapeutics, Inc.
(b)
.............. 819,121 14,326,426
Ultragenyx Pharmaceutical, Inc. ........... 636,573 14,641,179
Viking Therapeutics, Inc.
(b)
............... 59,132 2,080,264
1,168,902,064
Broadline Retail — 1.1%
(a)
Coupang, Inc. , Class A ................. 9,033,751 213,106,186
Etsy, Inc. .......................... 389,051 21,568,988
234,675,174
Building Products — 0.8%
AAON, Inc.
(b)
........................ 466,630 35,580,537
Armstrong World Industries, Inc. ........... 87,205 16,664,876
Carlisle Cos., Inc. .................... 33,593 10,745,057
Lennox International, Inc. ............... 219,300 106,487,694
Simpson Manufacturing Co., Inc.
(b)
......... 23,870 3,854,289
173,332,453
Capital Markets — 6.0%
Ameriprise Financial, Inc. ............... 581,270 285,019,932
Ares Management Corp. , Class A .......... 1,299,434 210,027,517
Bank of New York Mellon Corp. (The) ....... 349,964 40,627,321
Blue Owl Capital, Inc. , Class A ............ 4,383,607 65,491,089
Bullish
(a)(b)
.......................... 35,346 1,338,553
Coinbase Global, Inc. , Class A
(a)(b)
.......... 150,210 33,968,489
FactSet Research Systems, Inc. ........... 17,160 4,979,660
Freedom Holding Corp.
(a)(b)
.............. 103,810 12,631,601
Hamilton Lane, Inc. , Class A ............. 182,234 24,475,849
Security
Shares
Shares Value
Capital Markets (continued)
Houlihan Lokey, Inc. , Class A ............. 142,362 $ 24,798,037
Jefferies Financial Group, Inc. ............ 258,389 16,012,366
Lazard, Inc. ........................ 123,220 5,983,563
LPL Financial Holdings, Inc.
(b)
............ 550,274 196,541,365
Morningstar, Inc. ..................... 105,979 23,030,296
MSCI, Inc. ......................... 247,430 141,958,014
Robinhood Markets, Inc. , Class A
(a)
......... 688,212 77,836,777
TPG, Inc. , Class A .................... 861,465 54,995,926
Tradeweb Markets, Inc. , Class A ........... 67,713 7,281,856
XP, Inc. , Class A ..................... 247,375 4,049,529
1,231,047,740
Commercial Services & Supplies — 1.0%
RB Global, Inc.
(b)
..................... 78,125 8,036,719
Rollins, Inc. ......................... 1,938,236 116,332,925
Tetra Tech, Inc. ...................... 337,828 11,330,751
Veralto Corp. ........................ 655,827 65,438,418
201,138,813
Communications Equipment — 0.1%
Lumentum Holdings, Inc.
(a)(b)
............. 36,628 13,500,715
Ubiquiti, Inc. ........................ 29,178 16,145,646
29,646,361
Construction & Engineering — 3.2%
Comfort Systems USA, Inc. .............. 240,227 224,201,457
EMCOR Group, Inc. ................... 106,201 64,972,710
MasTec, Inc.
(a)
....................... 90,453 19,661,768
Quanta Services, Inc. .................. 787,913 332,546,561
WillScot Holdings Corp. ................ 312,888 5,891,681
647,274,177
Construction Materials — 0.1%
Eagle Materials, Inc. ................... 13,593 2,809,401
James Hardie Industries plc , ADR
(a)(b)
....... 652,853 13,546,700
16,356,101
Consumer Finance — 0.2%
Ally Financial, Inc. .................... 224,683 10,175,893
Credit Acceptance Corp.
(a)(b)
.............. 3,224 1,429,715
Figure Technology Solutions, Inc. , Class A
(a)(b)
.. 42,556 1,737,987
SLM Corp. ......................... 200,041 5,413,110
SoFi Technologies, Inc.
(a)(b)
.............. 1,147,839 30,050,425
48,807,130
Consumer Staples Distribution & Retail — 1.1%
BJ's Wholesale Club Holdings, Inc.
(a)(b)
....... 135,751 12,221,662
Casey's General Stores, Inc. ............. 38,462 21,258,332
Performance Food Group Co.
(a)(b)
.......... 132,533 11,917,367
Sprouts Farmers Market, Inc.
(a)
............ 678,480 54,054,502
Sysco Corp. ........................ 1,772,633 130,625,326
230,077,189
Distributors — 0.0%
Pool Corp. ......................... 42,511 9,724,391
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.
(a)
...... 53,101 5,384,441
Duolingo, Inc. , Class A
(a)
................ 262,540 46,075,770
Grand Canyon Education, Inc.
(a)(b)
.......... 53,373 8,876,464
H&R Block, Inc. ...................... 154,716 6,742,523
67,079,198
Diversified Telecommunication Services — 0.5%
AST SpaceMobile, Inc. , Class A
(a)(b)
......... 1,403,851 101,961,698
GCI Liberty, Inc. , Class A
(a)
.............. 5,621 207,246
GCI Liberty, Inc. , Class C, NVS
(a)(b)
......... 47,096 1,752,442

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Iridium Communications, Inc. ............. 49,612 $ 862,257
104,783,643
Electric Utilities — 1.0%
NRG Energy, Inc. ..................... 1,299,871 206,991,458
Electrical Equipment — 2.2%
Rockwell Automation, Inc. ............... 62,860 24,456,940
Vertiv Holdings Co. , Class A ............. 2,627,344 425,656,002
450,112,942
Electronic Equipment, Instruments & Components — 0.6%
CDW Corp. ......................... 67,171 9,148,690
Jabil, Inc. .......................... 475,287 108,374,942
117,523,632
Entertainment — 3.5%
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
............................ 48,761 4,358,258
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
........................ 451,806 44,507,409
Live Nation Entertainment, Inc.
(a)(b)
......... 1,092,906 155,739,105
ROBLOX Corp. , Class A
(a)
............... 4,283,179 347,065,995
Roku, Inc. , Class A
(a)
.................. 117,233 12,718,608
Take-Two Interactive Software, Inc.
(a)
........ 426,572 109,215,229
TKO Group Holdings, Inc. , Class A
(b)
........ 203,470 42,525,230
716,129,834
Financial Services — 2.6%
Affirm Holdings, Inc. , Class A
(a)(b)
........... 1,128,731 84,011,448
Block, Inc. , Class A
(a)(b)
................. 1,367,091 88,983,953
Corpay, Inc.
(a)
....................... 469,305 141,227,954
Equitable Holdings, Inc. ................ 1,554,049 74,050,435
Shift4 Payments, Inc. , Class A
(a)(b)
.......... 454,121 28,595,999
Toast, Inc. , Class A
(a)(b)
................. 3,198,454 113,577,102
UWM Holdings Corp. , Class A ............ 159,448 698,382
WEX, Inc.
(a)
......................... 21,138 3,149,139
534,294,412
Food Products — 0.2%
Darling Ingredients, Inc.
(a)
............... 123,973 4,463,028
Freshpet, Inc.
(a)
...................... 89,685 5,464,507
Hershey Co. (The) .................... 122,139 22,226,855
32,154,390
Ground Transportation — 0.3%
Avis Budget Group, Inc.
(a)(b)
.............. 40,739 5,227,629
Lyft, Inc. , Class A
(a)(b)
................... 425,409 8,240,172
Old Dominion Freight Line, Inc. ........... 72,233 11,326,134
U-Haul Holding Co. , NVS
(b)
.............. 266,836 12,471,915
U-Haul Holding Co.
(a)(b)
................. 23,654 1,192,398
XPO, Inc.
(a)(b)
........................ 163,073 22,163,251
60,621,499
Health Care Equipment & Supplies — 4.3%
Dexcom, Inc.
(a)
...................... 2,700,201 179,212,341
IDEXX Laboratories, Inc.
(a)
............... 550,194 372,222,747
Inspire Medical Systems, Inc.
(a)
........... 186,900 17,237,787
Insulet Corp.
(a)
....................... 484,218 137,634,124
Masimo Corp.
(a)(b)
..................... 311,464 40,509,008
Penumbra, Inc.
(a)
..................... 258,274 80,299,969
ResMed, Inc. ....................... 239,351 57,652,475
884,768,451
Health Care Providers & Services — 3.2%
Cardinal Health, Inc. ................... 828,230 170,201,265
Cencora, Inc. ....................... 1,264,515 427,089,941
Chemed Corp.
(b)
..................... 9,101 3,893,954
Security
Shares
Shares Value
Health Care Providers & Services (continued)
DaVita, Inc.
(a)(b)
...................... 242,614 $ 27,563,376
Molina Healthcare, Inc.
(a)
................ 192,692 33,439,770
662,188,306
Health Care Technology — 1.1%
(a)
Doximity, Inc. , Class A
(b)
................ 926,573 41,028,653
Veeva Systems, Inc. , Class A ............. 811,553 181,162,976
222,191,629
Hotels, Restaurants & Leisure — 12.7%
Carnival Corp.
(a)
...................... 2,310,378 70,558,944
Cava Group, Inc.
(a)(b)
................... 693,351 40,692,770
Choice Hotels International, Inc.
(b)
.......... 58,742 5,595,763
Churchill Downs, Inc. .................. 384,727 43,774,238
Darden Restaurants, Inc. ............... 768,647 141,446,421
Domino's Pizza, Inc. ................... 65,752 27,406,749
DraftKings, Inc. , Class A
(a)(b)
.............. 3,332,846 114,849,873
Dutch Bros, Inc. , Class A
(a)(b)
............. 814,105 49,839,508
Expedia Group, Inc.
(b)
.................. 809,356 229,298,648
Flutter Entertainment plc
(a)(b)
.............. 902,393 194,050,591
Hilton Worldwide Holdings, Inc. ........... 1,575,151 452,462,125
Las Vegas Sands Corp. ................ 2,116,577 137,767,997
Norwegian Cruise Line Holdings Ltd.
(a)(b)
..... 2,798,276 62,457,520
Planet Fitness, Inc. , Class A
(a)
............ 581,772 63,104,809
Restaurant Brands International, Inc. ........ 1,429,159 97,511,519
Royal Caribbean Cruises Ltd. ............ 1,749,712 488,029,671
Texas Roadhouse, Inc. ................. 459,840 76,333,440
Travel + Leisure Co. ................... 139,388 9,831,036
Vail Resorts, Inc. ..................... 194,522 25,832,522
Viking Holdings Ltd.
(a)
.................. 1,203,634 85,951,504
Wendy's Co. (The) .................... 483,533 4,027,830
Wingstop, Inc.
(b)
...................... 192,780 45,976,102
Wyndham Hotels & Resorts, Inc. .......... 457,940 34,601,946
Yum! Brands, Inc. .................... 650,015 98,334,269
2,599,735,795
Household Durables — 0.7%
SharkNinja, Inc.
(a)(b)
................... 97,762 10,939,568
Somnigroup International, Inc. ............ 1,396,083 124,642,290
TopBuild Corp.
(a)(b)
.................... 13,879 5,790,180
141,372,038
Independent Power and Renewable Electricity Producers — 1.8%
Vistra Corp. ........................ 2,336,385 376,928,992
Insurance — 0.8%
Brown & Brown, Inc. ................... 211,048 16,820,525
Everest Group Ltd. .................... 40,899 13,879,076
Kinsale Capital Group, Inc. .............. 153,402 59,998,590
Markel Group, Inc.
(a)
................... 17,594 37,820,942
RLI Corp. .......................... 30,264 1,936,291
Ryan Specialty Holdings, Inc. , Class A
(b)
..... 734,243 37,908,966
168,364,390
Interactive Media & Services — 1.3%
(a)(b)
Pinterest, Inc. , Class A ................. 2,040,403 52,826,034
Reddit, Inc. , Class A ................... 857,590 197,134,213
Trump Media & Technology Group Corp. ..... 600,957 7,956,671
257,916,918
IT Services — 3.7%
(a)
Cloudflare, Inc. , Class A ................ 2,164,902 426,810,429
Gartner, Inc.
(b)
....................... 508,545 128,295,733
Globant SA
(b)
........................ 28,730 1,878,080
GoDaddy, Inc. , Class A ................. 928,783 115,243,395
Kyndryl Holdings, Inc.
(b)
................. 103,920 2,760,115
MongoDB, Inc. , Class A ................ 52,064 21,850,740

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Okta, Inc. .......................... 455,242 $ 39,364,776
Twilio, Inc. , Class A
(b)
.................. 167,271 23,792,627
759,995,895
Life Sciences Tools & Services — 1.1%
(a)
Medpace Holdings, Inc. ................ 154,141 86,573,293
Repligen Corp. ...................... 45,655 7,481,028
Sotera Health Co. .................... 137,285 2,421,707
Tempus AI, Inc.
(b)
..................... 663,093 39,155,642
Waters Corp.
(b)
...................... 215,938 82,019,731
217,651,401
Machinery — 0.1%
Allison Transmission Holdings, Inc. ......... 98,642 9,657,052
RBC Bearings, Inc.
(a)
.................. 43,568 19,537,198
29,194,250
Media — 0.7%
DoubleVerify Holdings, Inc.
(a)
............. 477,267 5,459,934
Liberty Broadband Corp. , Class A
(a)
......... 27,926 1,348,267
Liberty Broadband Corp. , Class C, NVS
(a)
.... 163,911 7,966,075
Nexstar Media Group, Inc. ............... 11,696 2,374,873
NIQ Global Intelligence plc
(a)
............. 163,831 2,701,573
Trade Desk, Inc. (The) , Class A
(a)
.......... 3,081,362 116,968,502
136,819,224
Metals & Mining — 0.3%
Anglogold Ashanti plc .................. 422,392 36,021,590
Steel Dynamics, Inc. ................... 90,670 15,364,031
51,385,621
Oil, Gas & Consumable Fuels — 2.7%
Cheniere Energy, Inc. .................. 662,396 128,763,158
HF Sinclair Corp. ..................... 109,765 5,057,971
Phillips 66 .......................... 199,649 25,762,707
Targa Resources Corp. ................. 1,466,858 270,635,301
Texas Pacific Land Corp. ................ 398,353 114,414,949
544,634,086
Passenger Airlines — 0.1%
Alaska Air Group, Inc.
(a)
................. 137,257 6,904,027
American Airlines Group, Inc.
(a)
............ 284,664 4,363,899
Southwest Airlines Co. ................. 342,564 14,158,170
25,426,096
Pharmaceuticals — 0.1%
Corcept Therapeutics, Inc.
(a)
............. 652,394 22,703,311
Professional Services — 2.9%
Booz Allen Hamilton Holding Corp. ......... 826,182 69,696,714
Broadridge Financial Solutions, Inc. ........ 731,140 163,168,514
Dayforce, Inc.
(a)
...................... 98,242 6,794,417
Equifax, Inc. ........................ 146,242 31,731,589
ExlService Holdings, Inc.
(a)
.............. 1,065,969 45,239,724
KBR, Inc. .......................... 71,748 2,884,270
Paychex, Inc. ....................... 701,146 78,654,558
Paycom Software, Inc. ................. 193,867 30,894,645
Paylocity Holding Corp.
(a)
............... 277,788 42,362,670
Verisk Analytics, Inc. ................... 581,828 130,149,105
601,576,206
Real Estate Management & Development — 0.4%
(a)
CBRE Group, Inc. , Class A .............. 227,026 36,503,511
CoStar Group, Inc.
(b)
................... 359,918 24,200,886
Jones Lang LaSalle, Inc. ................ 87,711 29,512,120
90,216,517
Security
Shares
Shares Value
Residential REITs — 0.1%
Sun Communities, Inc. ................. 161,942 $ 20,066,233
UDR, Inc. .......................... 125,148 4,590,429
24,656,662
Retail REITs — 0.5%
Simon Property Group, Inc. .............. 499,195 92,405,986
Semiconductors & Semiconductor Equipment — 2.8%
Astera Labs, Inc.
(a)(b)
................... 869,971 144,728,376
Enphase Energy, Inc.
(a)(b)
................ 881,614 28,255,729
Entegris, Inc.
(b)
...................... 171,027 14,409,025
Lattice Semiconductor Corp.
(a)(b)
........... 803,913 59,151,918
MACOM Technology Solutions Holdings, Inc.
(a)(b)
109,644 18,779,824
Monolithic Power Systems, Inc. ........... 319,656 289,723,412
Onto Innovation, Inc.
(a)
................. 74,660 11,785,828
566,834,112
Software — 8.8%
Appfolio, Inc. , Class A
(a)
................ 151,827 35,322,552
Bentley Systems, Inc. , Class B ............ 1,092,390 41,691,064
Circle Internet Group, Inc.
(a)
.............. 50,591 4,011,866
Confluent, Inc. , Class A
(a)
............... 1,994,279 60,306,997
Datadog, Inc. , Class A
(a)
................ 2,155,669 293,149,427
DocuSign, Inc.
(a)
..................... 1,054,668 72,139,291
Dropbox, Inc. , Class A
(a)(b)
............... 339,588 9,440,546
Dynatrace, Inc.
(a)
..................... 2,037,263 88,294,978
Elastic NV
(a)
........................ 637,211 48,071,198
Fair Isaac Corp.
(a)
..................... 133,390 225,511,802
Gen Digital, Inc. ...................... 412,221 11,208,289
Gitlab, Inc. , Class A
(a)(b)
................. 964,190 36,186,051
Guidewire Software, Inc.
(a)
............... 586,076 117,807,137
HubSpot, Inc.
(a)
...................... 352,319 141,385,615
Manhattan Associates, Inc.
(a)
............. 416,386 72,163,858
nCino, Inc.
(a)(b)
....................... 104,332 2,675,073
Nutanix, Inc. , Class A
(a)(b)
................ 440,084 22,747,942
Pegasystems, Inc. .................... 199,536 11,916,290
Procore Technologies, Inc.
(a)(b)
............ 794,460 57,789,020
PTC, Inc.
(a)(b)
........................ 95,435 16,625,731
RingCentral, Inc. , Class A
(a)
.............. 553,235 15,977,427
Rubrik, Inc. , Class A
(a)(b)
................. 551,031 42,142,851
Samsara, Inc. , Class A
(a)
................ 2,154,787 76,387,199
SentinelOne, Inc. , Class A
(a)
.............. 1,461,458 21,921,870
Teradata Corp.
(a)
..................... 150,134 4,570,079
Tyler Technologies, Inc.
(a)(b)
.............. 247,407 112,310,408
Unity Software, Inc.
(a)
.................. 129,090 5,701,905
Zscaler, Inc.
(a)
....................... 689,815 155,153,190
1,802,609,656
Specialized REITs — 0.4%
Lamar Advertising Co. , Class A ........... 596,110 75,455,604
Specialty Retail — 4.9%
Burlington Stores, Inc.
(a)
................ 433,966 125,351,079
Carvana Co. , Class A
(a)
................. 933,502 393,956,514
Chewy, Inc. , Class A
(a)
................. 1,508,246 49,847,530
Floor & Decor Holdings, Inc. , Class A
(a)(b)
..... 237,105 14,437,324
Lithia Motors, Inc. , Class A .............. 18,486 6,143,452
Murphy USA, Inc. .................... 117,552 47,434,583
RH
(a)(b)
............................ 17,727 3,175,792
Ross Stores, Inc. ..................... 439,766 79,219,447
Tractor Supply Co. .................... 3,671,254 183,599,413
Ulta Beauty, Inc.
(a)
.................... 78,174 47,296,052
Valvoline, Inc.
(a)(b)
..................... 777,835 22,603,885
Wayfair, Inc. , Class A
(a)(b)
................ 121,301 12,179,833
Williams-Sonoma, Inc. ................. 122,540 21,884,419
1,007,129,323

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 1.1%
NetApp, Inc. ........................ 547,022 $ 58,580,586
Pure Storage, Inc. , Class A
(a)
............. 1,838,679 123,209,880
Super Micro Computer, Inc.
(a)(b)
............ 1,631,832 47,763,722
229,554,188
Textiles, Apparel & Luxury Goods — 2.1%
Birkenstock Holding plc
(a)(b)
.............. 111,399 4,556,219
Deckers Outdoor Corp.
(a)
................ 1,002,126 103,890,402
Lululemon Athletica, Inc.
(a)(b)
.............. 413,228 85,872,911
On Holding AG , Class A
(a)(b)
.............. 1,540,889 71,620,521
Ralph Lauren Corp. , Class A ............. 19,245 6,805,225
Tapestry, Inc. ........................ 1,309,921 167,368,606
440,113,884
Trading Companies & Distributors — 3.6%
Core & Main, Inc. , Class A
(a)(b)
............ 764,648 39,738,757
Fastenal Co. ........................ 6,510,949 261,284,383
Ferguson Enterprises, Inc. ............... 78,921 17,570,182
FTAI Aviation Ltd. ..................... 703,424 138,469,014
SiteOne Landscape Supply, Inc.
(a)(b)
......... 98,252 12,238,269
WW Grainger, Inc. .................... 257,832 260,165,380
729,465,985
Total Long-Term Investments — 99.9%
(Cost: $18,315,406,202) ............................ 20,501,444,534
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.89%
(e)
................... 846,703,736 $ 847,127,087
BlackRock Cash Funds: Treasury, SL Agency
Shares, 3.72% .................... 25,265,773 25,265,773
Total Short-Term Securities — 4.2%
(Cost: $ 871,916,977) .............................. 872,392,860
Total Investments — 104.1%
(Cost: $19,187,323,179 ) ............................ 21,373,837,394
Liabilities in Excess of Other Assets — (4.1)% ............. (843,669,028)
Net Assets — 100.0% ...............................
$ 20,530,168,366
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 803,381,952 $ 43,723,388
(a)
$ — $ 14,709 $ 7,038 $ 847,127,087 846,703,736 $ 2,122,939
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 19,617,581 5,648,192
(a)
— — — 25,265,773 25,265,773 712,677 —
$ 14,709 $ 7,038 $ 872,392,860 $ 2,835,616 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell Mid-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 E-Mini Index ..................................................... 17 03/20/26 $ 8,655 $ (163,079)
Russell 2000 E-Mini Index .................................................... 113 03/20/26 14,114 (603,917)
$ (766,996)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 20,501,444,534 $ — $ — $ 20,501,444,534
Short-Term Securities
Money Market Funds ...................................... 872,392,860 — — 872,392,860
$ 21,373,837,394 $ — $ — $ 21,373,837,394
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (766,996) $ — $ — $ (766,996)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust